NATURE OF OPERATIONS AND GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 10, 2026
NATURE OF OPERATIONS AND GOING CONCERN
Net loss for the year	$ (1,615,866)	$ (3,078,731)	$ (4,000,671)
Cash used in operating activities	1,475,148	2,454,547	$ 1,686,043
Accumulated deficit	$ 11,715,119	$ 10,099,253
Maximum aggregate gross offering under ATM program				$ 7,500,000